SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares		12 Months Ended
	Jul. 07, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		1,826,838
Number of Restricted Shares, Granted	52,056
Number of Restricted Shares, Vested		(1,814,232)
Number of Restricted Shares, Forfeited		(12,606)
Number of Restricted Shares, Unvested Ending Balance		0	1,826,838
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 6.81
Weighted-Average Grant Date Fair Value, Vested		6.81
Weighted-Average Grant Date Fair Value, Forfeited		6.89
Weighted-Average Grant Date Fair Value, Ending Balance		$ 0	$ 6.81
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		17,087,046
Number of Restricted Shares, Granted		12,478,449
Number of Restricted Shares, Vested		(8,879,376)
Number of Restricted Shares, Forfeited		(432,252)
Number of Restricted Shares, Unvested Ending Balance		20,253,867	17,087,046
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 3.08
Weighted-Average Grant Date Fair Value, Granted		2.49	$ 4.12	$ 2.35
Weighted-Average Grant Date Fair Value, Vested		2.82
Weighted-Average Grant Date Fair Value, Forfeited		2.87
Weighted-Average Grant Date Fair Value, Ending Balance		$ 2.83	$ 3.08